Deferred income tax asset and liability (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Deferred Income Tax
(a)
As indicated in Note 3.4(aa), the net tax position has been met based on the separate financial statement of each subsidiary domiciled in Peru. The following table presents a summary of the items comprising the subsidiaries' deferred income tax:

	2024	2023
	S/(000)	S/(000)
Deferred asset
Tax loss	22,400	23,686
Deferred service income	5,386	6,975
Provision for loan portfolio and other provisions	3,859	261,713
Right-of-use assets	436	2,787
Others	15,402	30,912
Net unrealized losses from fluctuation in investments through other comprehensive income	—	8,263
Leveling of assets and liabilities	—	7,474
Unrealized loss from derivatives	—	6,407
Deferred income from indirect credits (stand-by letters)	—	2,272
Modification of rescheduled loan cash flows	—	731
Deferred liability
Deferred cost of POS affiliation and registration	(22,708)	(25,348)
Deemed cost of fixed assets	(2,950)	(60,731)
Past-due and refinanced loans	—	(121,928)
Amortization of intangible assets, net	—	(84,552)
Others	(2,619)	(2,725)
Total deferred income tax asset, net	19,206	55,936
Deferred asset
Provision for loan portfolio and other provisions	200,241	—
Unrealized loss from derivatives	7,743	—
Net unrealized losses from fluctuation in investments through other comprehensive income	4,542	—
Deferred income from indirect credits (stand-by letters)	3,629	—
Right-of-use assets	2,299	—
Modification of rescheduled loan cash flows	580	—
Others	16,793	—
Deferred liability
Recording of past-due and refinanced loans	(149,111)	—
Amortization of intangible assets, net	(76,149)	—
Higher value of intangibles generated by business combination, Note 1(b)	(68,636)	(74,744)
Deemed cost of fixed assets	(56,481)	—
Leveling of assets and liabilities	(21,741)	—
Higher value of property, furniture and equipment and right-of-use generated by business combination, Note 1(b)	(889)	(968)
Others	(3,473)	—
Total deferred income tax liability, net	(140,653)	(75,712)

Major Components of Income Tax
(c)
The table below presents the amounts reported in the consolidated statement of income for the years 2024, 2023 and 2022:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Current – Expense	188,236	140,332	432,392
Current – Dividend expense, Note 17(b)	26,076	33,020	30,587
Deferred – Expense (income)	100,053	102,244	(442)
	314,365	275,596	462,537

Reconciliation of Effective Income Tax Rate
(d)
The table below presents the reconciliation of the effective income tax rate to the statutory tax rate for the Group:

	2024		2023		2022
	S/(000)%		S/(000)%		S/(000)%
Income before income tax	1,621,826	100.0	1,354,872	100.0	2,140,651	100.0
Theoretical tax	478,439	29.5	399,687	29.5	631,492	29.5
Increase in income of Subsidiaries not domiciled in Peru	1,299	0.1	46,453	3.4	11,412	0.5
Non-taxable income, net	(284,298)	(17.5)	(275,379)	(20.3)	(243,003)	(11.4)
Permanent non-deductible expenses	115,616	7.1	109,602	8.1	61,833	2.9
Non-taxable translation results	3,309	0.2	(4,767)	(0.4)	803	0.1
Income tax	314,365	19.4	275,596	20.3	462,537	21.6